Shareholder Report, Line Graph (Details) 197124_Procure Space ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Apr. 10, 2019	Oct. 31, 2025
Procure Space ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Procure Space ETF NAV
Accumulated Value	$ 8,287	$ 6,673	$ 8,599	$ 12,274	$ 8,424	$ 10,391	$ 10,000	$ 16,636
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	21,630	15,672	14,229	16,664	11,660	10,628	10,000	$ 26,271
Wilshire 5000 Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire 5000 Total Market Index
Accumulated Value	$ 19,251	$ 14,158	$ 13,278	$ 16,057	$ 11,281	$ 10,432	$ 10,000	$ 22,975